BPV FAMILY OF FUNDS

October 3, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	BPV Family of Funds (“Trust”) (File Nos. 33-175770 and 811-22588), on behalf of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data information using eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the supplement to the Funds’ Prospectus and SAI as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on September 19, 2014, which supplement (accession number: 0001398344-14-004921) is incorporated by reference into this Rule 497 Document.

If you have any questions concerning the foregoing, please call the undersigned at 865-243-8000.

Sincerely,
BPV Family of Funds

/s/ Michael R. West

Michael R. West
President